Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 1,543
Property, plant and equipment at end of period	1,057	$ 1,543
COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	3,237	489,350
Additions		136,098
Disposals	(219)
Impairment and transfer to Asset Held for Sale		(682,183)
Foreign exchange movement	(308)	59,972
Property, plant and equipment at end of period	2,710	3,237
ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,694	19,654
Depreciation	347	9,228
Disposals	(243)
Transfer to Asset Held for Sale		(29,671)
Foreign exchange movement	(145)	2,483
Property, plant and equipment at end of period	1,653	1,694
Development Assets [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Development Assets [Member] | COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	422,658
Additions		130,868
Disposals	0
Impairment and transfer to Asset Held for Sale		(604,974)
Foreign exchange movement	0	51,448
Property, plant and equipment at end of period	0	0
Development Assets [Member] | ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Disposals	0
Transfer to Asset Held for Sale		0
Foreign exchange movement	0	0
Property, plant and equipment at end of period	0	0
Land [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Land [Member] | COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	8,547
Additions		0
Disposals	0
Impairment and transfer to Asset Held for Sale		(9,648)
Foreign exchange movement	0	1,101
Property, plant and equipment at end of period	0	0
Land [Member] | ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Disposals	0
Transfer to Asset Held for Sale		0
Foreign exchange movement	0	0
Property, plant and equipment at end of period	0	0
Buildings [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Buildings [Member] | COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	10,500
Additions		2,655
Disposals	0
Impairment and transfer to Asset Held for Sale		(14,506)
Foreign exchange movement	0	1,351
Property, plant and equipment at end of period	0	0
Buildings [Member] | ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	1,587
Depreciation	0	962
Disposals	0
Transfer to Asset Held for Sale		(2,753)
Foreign exchange movement	0	204
Property, plant and equipment at end of period	0	0
Office Equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	831
Property, plant and equipment at end of period	434	831
Office Equipment [Member] | COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,289	2,411
Additions		529
Disposals	(50)
Impairment and transfer to Asset Held for Sale		(898)
Foreign exchange movement	(200)	247
Property, plant and equipment at end of period	2,039	2,289
Office Equipment [Member] | ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,458	1,407
Depreciation	310	516
Disposals	(45)
Transfer to Asset Held for Sale		(599)
Foreign exchange movement	(118)	134
Property, plant and equipment at end of period	1,605	1,458
Mining equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	712
Property, plant and equipment at end of period	623	712
Mining equipment [Member] | COST [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	948	45,234
Additions		2,046
Disposals	(169)
Impairment and transfer to Asset Held for Sale		(52,157)
Foreign exchange movement	(108)	5,825
Property, plant and equipment at end of period	671	948
Mining equipment [Member] | ACCUMULATED DEPRECIATION [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	236	16,660
Depreciation	37	7,750
Disposals	(198)
Transfer to Asset Held for Sale		(26,319)
Foreign exchange movement	(27)	2,145
Property, plant and equipment at end of period	$ 48	$ 236